OTHER RESERVES (Details) - Schedule of Cash Flow Hedging Reserve - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The Group
Cash flow hedging reserve
At 1 January	£ 1,556	£ 1,110
At 31 December	1,507	1,556	£ 1,110
The Group | Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	1,556	1,110	1,573
Change in fair value of hedging derivatives	480	876	48
Income statement transfers	(529)	(430)	(511)
At 31 December	1,507	1,556	1,110
The Bank
Cash flow hedging reserve
At 1 January	1,607	1,268
At 31 December	1,367	1,607	1,268
The Bank | Cash flow hedging reserve
Cash flow hedging reserve
At 1 January	1,607	1,268	1,554
Change in fair value of hedging derivatives	19	675	183
Income statement transfers	(259)	(336)	(469)
At 31 December	1,367	1,607	1,268
Pre-tax | The Group | Cash flow hedging reserve
Cash flow hedging reserve
Change in fair value of hedging derivatives	709	1,166	91
Income statement transfers	(727)	(580)	(691)
Pre-tax | The Bank | Cash flow hedging reserve
Cash flow hedging reserve
Change in fair value of hedging derivatives	85	892	255
Income statement transfers	(355)	(448)	(628)
Deferred tax | The Group | Cash flow hedging reserve
Cash flow hedging reserve
Change in fair value of hedging derivatives	(229)	(290)	(43)
Income statement transfers	198	150	180
Deferred tax | The Bank | Cash flow hedging reserve
Cash flow hedging reserve
Change in fair value of hedging derivatives	(66)	(217)	(72)
Income statement transfers	£ 96	£ 112	£ 159